(1) Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, which contemplate continuation of Auxilio as a going concern. We have reported a net loss of $2,381,866 for the year ended December 31, 2012 and an accumulated deficit of $22,889,401 as of December 31, 2012. We reported a net loss of $2,591,642 for the year ended December 31, 2011. We have negative working capital of $661,457 as of December 31, 2012.

The consolidated financial statements include the accounts of Auxilio and our wholly owned subsidiaries.  All intercompany balances and transactions were eliminated.

Liquidity

Liquidity

During the year ended December 31, 2012, cash used for operating activities was $29,601 as compared to cash used for operating activities of $2,023,052 for the same period in 2011.  During this same period our revenue increased by 64%. We expect another year of revenue growth in 2013.  The implementation costs that accompanied the growth in 2012 along with the related sales expense and operational overhead has substantially contributed to our losses. As these new accounts mature, we anticipate a reduction in costs of goods sold per account and an increase in total costs but at a slower rate than revenue, allowing us to reduce our current net cash used from operating activities. We have already seen this trend in the fourth quarter of 2012.

The standard term for our management services contracts are three to five years. We refer to mature accounts as those whom we have fully implemented, and have influenced change in our customer’s configuration of equipment, toner procurement vendors, third-party service vendors and/or leased equipment agreements. Accounts normally take six to twelve months to reach maturity, but could take as long as twenty-four months. There is no specific timeframe that results in maturity because our customers are initially in varying positions with regards to their equipment configuration, toner procurement vendors, third-party service vendors and leased equipment agreements. Often these agreements are non-cancellable until they reach their termination date.

During 2011 in preparation for this growth, we raised $1,850,000 in a convertible debt financing.  Additionally, in May 2012, we entered into an asset based line of credit agreement with a financial institution. This facility provides for borrowings up to $2,000,000 not to exceed 80% of eligible receivables. Management believes that improved cash generated from operations, along with the funds raised in these recent debt financings, will be sufficient to sustain our business operations over the next twelve months.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Revenue is recognized pursuant to ASC Topic 605, “Revenue Recognition” (“ASC 605”).  Revenues from equipment sales transactions are earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price has been determined and collectability has been reasonably assured. For the placement of equipment that is to be placed at a customer’s location at a future date, revenue is deferred until the placement of such equipment. Monthly service and supply revenue is earned monthly during the term of the contract, as services and supplies are provided.

When we enter into arrangements that include multiple deliverables, they typically consist of the sale of MFD equipment and a support services contract which includes a reserve for replacement of printer and fax equipment. Pursuant to ASC Subtopic 605-25-25: “Revenue Recognition – Multiple-Element Arrangements – Recognition”(“ASC 605-25-25”), we account for each element within an arrangement with multiple deliverables as separate units of accounting. Revenue is allocated to each unit of accounting using the relative selling price method, which allocates revenue to each unit of accounting based on the fair value of both the delivered and undelivered items.

Deferred Revenue

Deferred Revenue

We enter into arrangements that include multiple deliverables, which typically consist of the sale of MFD equipment and a support services contract.  We account for each element within an arrangement with multiple deliverables as separate units of accounting.  Revenue is allocated to each unit of accounting under the guidance of FASB ASC Topic 605-25, Multiple-Deliverable Revenue Arrangements, which provides criteria for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy for determining the selling price of a deliverable.  The selling price used for each deliverable is based on vendor-specific objective (“VSOE”) evidence if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third-party evidence is available.  We are required to determine the best estimate of selling price in a manner that is consistent with that used to determine the price to sell the deliverable on a standalone basis.    We do not separately sell MFD equipment on a standalone basis.  Therefore, we do not have VSOE for the selling price of these units. As we purchase the equipment, we have third-party evidence of the cost of this element.  We estimate the proceeds from the arrangement to allocate to the service unit based on historical cost experiences.  Based on the relative costs of each unit to the overall cost of the arrangement, we utilize the same relative percentage to allocate the total arrangement proceeds.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows and balance sheet classification, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

Accounts Receivable

We provide an allowance for doubtful accounts equal to the estimated uncollectible amounts. Our estimate is based on historical collection experience and a review of the current status of trade accounts receivable.  It is reasonably possible that our estimate of the allowance for doubtful accounts will change.  Management believes that no accounts receivable are uncollectible at December 31, 2012.

Supplies

Supplies

Supplies consist of parts and supplies for the automated office equipment, including copiers, facsimile machines and printers.  Supplies are valued at the lower of cost or market value on a first-in, first-out basis.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation.  Depreciation of the property and equipment is provided using the straight-line method over the assets’ estimated economic lives, which range from 2 to 7 years.  Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

Intangible Assets

Under ASC Topic 350, “Intangibles, Goodwill and Other” (“ASC 350”), goodwill and intangible assets with indefinite lives are reviewed for impairment at least annually (December 31), or more frequently when indicators of impairment are present.  Intangible assets with definite lives are reviewed for impairment when indicators of impairment exist.  For goodwill, management compares the carrying value of the reporting unit to its related estimated fair value and recognizes an impairment charge in the amount by which the carrying value exceeds the estimated fair value.  For indefinite life intangible assets, management compares the estimated fair value of the intangible asset to its carrying value and an impairment charge is recognized in the amount by which the carrying value exceeds estimated fair value.  For definite life intangible assets, if the carrying value cannot be recovered from expected undiscounted future cash flows, then an impairment charge is recognized in the amount by which the carrying value exceeds the estimated fair value of the intangible asset.

For purposes of testing the impairment of goodwill, we have one reporting unit. Our methodology for testing goodwill impairment consists of one, and possibly two steps.  In step one of the goodwill impairment test, management compares the carrying amount (including goodwill) of the entity-wide reporting unit and the fair value based on market capitalization. Our market capitalization is based on the closing price of our Common Stock as quoted on the OTCBB multiplied by our outstanding shares of Common Stock.  There was no impairment of goodwill as a result of the annual impairment tests completed during the fourth quarters of 2012 and 2011. Excluding goodwill, we have no intangible assets deemed to have indefinite lives. At December 31, 2012, our fair value, based on market capitalization, was approximately $18.8 million, exceeding our book value by approximately $19.1 million.  The second step of the impairment test compares the implied fair value of the goodwill with the book value. We were not required to perform step two since we passed step one.

Long-lived Assets

Long-Lived Assets

In accordance with FASB ASC Topic 350, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If there are indications of impairment, we use future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable.  In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value.  Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less the cost to sell. As of December 31, 2012, management determined there was no impairment of these assets.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial reporting requirements and those imposed under federal and state tax laws.  Deferred taxes are provided for timing differences in the recognition of revenue and expenses for income tax and financial reporting purposes and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred income tax expense represents the change during the period in the deferred tax assets and liabilities.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We account for our Financial Instruments in accordance with ASC Topic 820, “Fair Value Measurements,” (“ASC 820”). ASC 820 defines fair value, provides a framework for measuring fair value and expands the disclosures required for fair value measurements. The standard applies to other accounting pronouncements, but does not require any new fair value measurements.

The fair value hierarchy consists of three broad levels, which are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2 - Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Our derivative warrant liability and derivative additional investment rights liability are stated at fair value as further described in note 6 below.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and capital lease obligations approximate fair value due to the short-term nature of these financial instruments. The carrying amount of our host debt contract of our convertible debt approximates its fair value as we believe the credit market has not materially changed since the original borrowing date.

Stock-based Compensation

Stock-Based Compensation

We recognize stock-based compensation as an expense in accordance with ASC Topic 718 “Share-Based Payments” (“ASC 718”) and value the equity securities based on the fair value of the security on the date of grant.  Stock option awards are valued using the Black-Scholes option-pricing model.

For the years ended December 31, 2012 and 2011, stock-based compensation expense recognized in the statements of operations is as follows:

	Year Ended December 31,
	2012	2011
Cost of revenues	$ 102,065	$ 75,290
Sales and marketing	63,599	24,014
General and administrative expenses	225,941	204,675
Total stock based compensation expense	$ 391,605	$ 303,979

The weighted average estimated fair value of stock options granted during 2012 and 2011 was $0.55 and $0.44 per share, respectively.  These amounts were determined using the Black-Scholes option-pricing model, which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, the expected dividend payments, and the risk-free interest rate over the expected life of the option.  The assumptions used in the Black-Scholes model were as follows for stock options granted in 2012 and 2011:

	2012	2011
Risk-free interest rate	0.07% to 0.17%	0.08% to 0.19%
Expected volatility of our Common Stock	64.83% to 82.48%	80.95% to 85.78%
Dividend yield	0%	0%
Expected life of options	3 years	3 years

The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable.  Because option valuation models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

Compensation cost associated with grants of restricted stock units are also measured at fair value. We evaluate the assumptions used to value restricted stock units on a quarterly basis. When factors change, including the market price of the stock, share-based compensation expense may differ significantly from what was recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, we may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense. As of December 31, 2012, we have not granted any restricted stock units under the 2011 Stock Incentive Plan.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

In accordance with ASC Topic 260, “Earnings Per Share,” basic net loss per share is calculated using the weighted average number of shares of our Common Stock issued and outstanding during a certain period, and is calculated by dividing net loss by the weighted average number of shares of our Common Stock issued and outstanding during such period. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

As of December 31, 2012, potentially dilutive securities consisted of options and warrants to purchase 8,179,637 shares of our Common Stock at prices ranging from $0.30 to $2.15 per share. Of these potentially dilutive securities, none of the shares of Common Stock underlying the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

As of December 31, 2011, potentially dilutive securities consisted of options and warrants to purchase 9,349,561 shares of our Common Stock at prices ranging from $0.30 to $6.75 per share. Of these potentially dilutive securities, none of the shares of Common Stock underlying the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2012	2011
Numerator:
Net loss	$(2,381,866)	$(2,591,642)

Denominator:
Denominator for basic calculation weighted averages	19,589,978	19,376,214

Dilutive Common Stock equivalents:
Options and warrants	-	-
Denominator for diluted calculation weighted average	19,589,978	19,376,214

Net loss per share:
Basic net loss per share	(.12)	(.13)
Diluted net loss per share	(.12)	(.13)

Segment Reporting

Segment Reporting

Based on our integration and management strategies, we operated in a single business segment.  For the years ended December 31, 2012 and 2011, all revenues were derived from domestic operations.

Subsequent Events

Subsequent Events

Management has evaluated events subsequent through the date of filing of this annual report and determined there is no effect on the financial statements, nor any items that would require disclosure.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB that we adopt as of the specified effective date.  Unless otherwise discussed in these financial statements and notes or in our Annual Report on Form 10-K for the year ended December 31, 2012, we believe the impact of any recently issued standards that are not yet effective are either not applicable to us at this time or will not have a material impact on our consolidated financial statements upon adoption.